SEC File Nos. 002-34371
811-01884

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
____________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 61	(X)

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 40	(X)
____________

ENDOWMENTS
(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower, Suite 1800, San Francisco, California 94105-1409
(Address of Principal Executive Offices) (ZIP Code)

Registrant's Telephone Number, Including Area Code:  (415) 421-9360
____________

Patrick F. Quan
Vice President and Secretary
Endowments
One Market
Steuart Tower, Suite 1800
San Francisco, California 94105-1409

(Name and Address of Agent for Service)

Copy to:

Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, California 94105-3441
(Counsel for the Registrant)
____________

Approximate date of proposed public offering:

[X] It is proposed that this filing will become effective on October 1, 2009, pursuant to paragraph (a) of Rule 485.

...


 [logo - Capital Research and Management/SM/]

Endowments/SM/

                                  GROWTH AND      BOND PORTFOLIO
                               INCOME PORTFOLIO
                               ----------------------------------
CLASS A .....................       ENDIX             BENDX

Endowments (the "Trust") is an open-end management investment company with two diversified series, Growth and Income Portfolio and Bond Portfolio
(individually, a "fund," and collectively, the "funds").

Shareholders of the Trust are limited to (a) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended
("501(c)(3) organizations"); (b) any trust, the present or future beneficiary of which is a 501(c)(3) organization; and (c) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. The Trust may change this policy at any time without the approval of its shareholders.

TABLE OF CONTENTS

     Summary
 x       Growth and Income Portfolio
 x       Bond Portfolio
 x   Investment objectives, strategies and risks
 x   Management and organization
 x   Shareholder information
 x   Purchase and exchange of shares
 x   How to sell shares
 x   Distributions and taxes
 x   Financial highlights
     Appendix

 PROSPECTUS

 October 1, 2009

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS
 ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
 OFFENSE.


[This page is intentionally left blank for this filing.]


Growth and Income Portfolio

Investment objectives

The primary investment objective of the fund is long-term growth of principal, with income and preservation of capital as secondary objectives.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page X of this prospectus and on page X of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
-------------------------------------------------------------------------------

 Maximum sales charge (load) on purchases (as a percentage of           none
 offering price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a percentage of the amount    none
 redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested dividends            none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                            none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------

 Management fees                                                 x.xx%
-------------------------------------------------------------------------------
 Distribution and/or service (12b-1) fees                        none
-------------------------------------------------------------------------------
 Other expenses                                                  x.xx
-------------------------------------------------------------------------------
 Total annual fund operating expenses                            x.xx

                                                        Endowments / Prospectus

EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                              1 YEAR  3 YEARS  5 YEARS   10 YEARS
------------------------------------------------------------------

 Growth and Income Portfolio   $XX      $XX      $XX       $XX
------------------------------------------------------------------

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was X% of the average value of its portfolio.

Principal investment strategies

The fund invests primarily in common stocks or securities convertible into common stocks.  The fund emphasizes stocks of companies that have favorable prospects for long-term growth of capital and income.

As the majority of the fund's shareholders are nonprofit institutions, the fund's portfolio holdings will be consistent with the standards generally considered prudent by fiduciaries and trustees of such institutions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio holdings. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Endowments / Prospectus


Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page X shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

CALENDAR YEAR TOTAL RETURNS

[begin bar chart]

1999   3.64%
2000  18.21
2001   1.66
2002 -10.42
2003  28.70
2004   8.30
2005   2.92
2006  13.99
2007   8.79
2008 -30.87

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                      15.02%  (quarter ended June 30, 2003)
LOWEST                      -15.40%  (quarter ended September 30, 2002)

The fund's total return for the six months ended June  30, 2009, was xx.xx%.

                                                        Endowments / Prospectus

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008:
                                     1 YEAR        5 YEARS         10 YEARS
-------------------------------------------------------------------------------

 GROWTH AND INCOME PORTFOLIO/1/       XX%           XX%            XX%
 S&P 500                              XX            XX             XX
 Lipper Growth and Income Funds       XX            XX             XX
Index
-------------------------------------------------------------------------------
 Annualized 30-day yield at July 31, 2009: XX%
 (For current yield information, please call American FundsLine/(R)/ at
800/325-3590.)

1 The S&P 500 reflects the market sectors in which the fund primarily invests.
 The Lipper Growth and Income Funds Index includes mutual funds which disclose investment objectives that are reasonably comparable to those of the fund. See page X of this prospectus for more information on the indexes listed above.

Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the funds, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the funds are:

                             PORTFOLIO COUNSELOR   PRIMARY TITLE
 PORTFOLIO COUNSELOR/            EXPERIENCE        WITH INVESTMENT ADVISER
 FUND TITLE (if applicable)     IN THIS FUND       (or one of its divisions)
------------------------------------------------------------------------------

 ROBERT G. O'DONNELL              18 years         Senior Vice President -
 Vice Chairman of the Board   (plus 18 years of    Capital World Investors
                              prior experience
                                    as an
                             investment analyst
                                for the fund)
------------------------------------------------------------------------------
 GREGORY D. JOHNSON                9 years         Senior Vice President -
 Senior Vice President                             Capital World Investors
 HILDA L. APPLBAUM                 2 years         Senior Vice President -
                                                   Capital World Investors

Endowments / Prospectus


Purchase and sale of fund shares

The fund offers one class of shares that may be purchased directly from the fund by calling American Funds Service Company (800/421-5475, option 3) or through certain registered investment advisers (who may impose transaction charges in addition to those described in this prospectus) only by: (a) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as
amended ("501(c)(3) organizations"); (b) any trust, the present or future beneficiary of which is a 501(c)(3) organization; and (c) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. Any shareholder that no longer fulfills the characteristics described above must transfer its shares to an eligible entity or, at the shareholder's option, sell its shares at net asset value.

The minimum initial purchase is $50,000 and may be met by investing in the fund and Bond Portfolio of Endowments; there is no minimum on subsequent investments.
The minimum initial investment may be reduced for investments that meet certain standards.

Tax information

Dividends and capital gain distributions you receive from the funds are subject to federal income taxes and may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                                        Endowments / Prospectus

Bond Portfolio

Investment objectives

The investment objective of the fund is to seek as high a level of current income as is consistent with the preservation of capital.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page X of this prospectus and on page X of the fund's statement of additional information.

 SHAREHOLDER FEES
 (fees paid directly from your investment)
-------------------------------------------------------------------------------

 Maximum sales charge (load) on purchases (as a percentage of           none
 offering price)
-------------------------------------------------------------------------------
 Maximum deferred sales charge (load) (as a percentage of the amount    none
 redeemed)
-------------------------------------------------------------------------------
 Maximum sales charge (load) imposed on reinvested dividends            none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                            none

 ANNUAL FUND OPERATING EXPENSES
 (expenses that you pay each year as a percentage of the value of your investment)
-------------------------------------------------------------------------------

 Management fees                                                   x.xx%
-------------------------------------------------------------------------------
 Distribution and/or service (12b-1) fees                          none
-------------------------------------------------------------------------------
 Other expenses                                                    x.xx
-------------------------------------------------------------------------------
 Total annual fund operating expenses                              x.xx

Endowments / Prospectus


EXAMPLE

The example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, and that each fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                     1 YEAR  3 YEARS  5 YEARS   10 YEARS
---------------------------------------------------------

 Bond Portfolio      XX      XX         XX         XX

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was X% of the average value of its portfolio.

Principal investment strategies

The fund invests in debt securities rated Baa3 or better by Moody's Investors
Service or BBB- or better by Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality. The fund also invests in securities issued and guaranteed by the U.S. government. Normally, at least 80% of the fund's assets will be invested in bonds. The fund may invest in obligations of corporations or government entities domiciled outside the United
States.

As the majority of the fund's shareholders are nonprofit institutions, the fund's portfolio holdings will be consistent with the standards generally considered prudent by fiduciaries and trustees of such institutions.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio holdings. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

                                                        Endowments / Prospectus

Principal risks

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS MAY BE
GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Investment results

The bar chart below shows how the fund's investment results have varied from year to year, and the table on page X shows how the fund's average annual total returns for various periods compare with different broad measures of market performance. This information provides some indication of the risks of investing in the fund. Past results are not predictive of future results. Updated information on the fund's results can be obtained by visiting americanfunds.com.

Endowments / Prospectus


CALENDAR YEAR TOTAL RETURNS

[begin bar chart]

1999  -0.40%
2000   9.72
2001   7.77
2002   8.29
2003   9.66
2004   4.80
2005   1.94
2006   5.09
2007   2.12
2008 -11.60

[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                             4.49%  (quarter ended June 30, 2003)
LOWEST                             -2.74%  (quarter ended June 30, 2004)

The fund's total return for the six months ended June  30, 2009, was xx.xx%.

 AVERAGE ANNUAL TOTAL RETURNS
 FOR THE PERIODS ENDED DECEMBER 31, 2008:
                                          1 YEAR      5 YEARS       10 YEARS
-------------------------------------------------------------------------------

 BOND PORTFOLIO/1/                         XX%          XX%           XX%
 Barclays Capital U.S. Aggregate Index     XX          XX           XX
-------------------------------------------------------------------------------
 Annualized 30-day yield at July 31, 2009: XX%
 (For current yield information, please call American FundsLine at
800/325-3590.)

1 The Barclays Capital U.S. Aggregate Index (formerly the Lehman Brothers U.S.
 Aggregate Index) reflects the market sectors in which the fund primarily invests. See page X of this prospectus for more information on the indexes listed above.

                                                        Endowments / Prospectus

Management

INVESTMENT ADVISER

Capital Research and Management Company, the investment adviser to the funds, uses a system of multiple portfolio counselors in managing mutual fund assets.

PORTFOLIO COUNSELORS

The primary individual portfolio counselors for the funds are:

 PORTFOLIO COUNSELOR/    PORTFOLIO COUNSELOR   PRIMARY TITLE
 FUND TITLE (if              EXPERIENCE        WITH INVESTMENT ADVISER
 applicable)                IN THIS FUND       (or one of its divisions)
-------------------------------------------------------------------------------

 JOHN H. SMET                 20 years         Senior Vice President - Fixed
 President                                     Income,
                                               Capital Research and Management
                                               Company
 MARK H. DALZELL          less than 1 year     Senior Vice President - Fixed
                                               Income,
                                               Capital Research and Management
                                               Company

Purchase and sale of fund shares

The fund offers one class of shares that may be purchased directly from the fund by calling American Funds Service Company (800/421-5475, option 3) or through certain registered investment advisers (who may impose transaction charges in addition to those described in this prospectus) only by: (a) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as
amended ("501(c)(3) organizations"); (b) any trust, the present or future beneficiary of which is a 501(c)(3) organization; and (c) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. Any shareholder that no longer fulfills the characteristics described above must transfer its shares to an eligible entity or, at the shareholder's option, sell its shares at net asset value.

The minimum initial purchase is $50,000 and may be met by investing in the fund and Growth and Income Portfolio of Endowments; there is no minimum on subsequent investments. The minimum initial investment may be reduced for investments that meet certain standards.

                                       10

Endowments / Prospectus


Tax information

Dividends and capital gain distributions you receive from the funds are subject to federal income taxes and may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund's distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial adviser to recommend the fund over another investment. Ask your individual financial adviser or visit your financial intermediary's website for more information.

                                       11

                                                        Endowments / Prospectus

Investment objectives, strategies and risks

GROWTH AND INCOME PORTFOLIO The primary investment objective of the fund is long-term growth of principal, with income and preservation of capital as secondary objectives. The fund invests primarily in common stocks or securities convertible into common stocks.  The fund emphasizes stocks of companies that have favorable prospects for long-term growth of capital and income.

The prices of, and the income generated by, the common stocks and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy;
overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

BOND PORTFOLIO The investment objective of the fund is to seek as high a level of current income as is consistent with the preservation of capital. The fund invests in debt securities rated Baa3 or better by Moody's Investors Service or
BBB- or better by Standard & Poor's Corporation or in unrated securities that are determined to be of equivalent quality. The fund also invests in securities issued and guaranteed by the U.S. government. Normally, at least 80% of the fund's assets will be invested in bonds.

The prices of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the prices of debt securities in the fund's portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, "call" or refinance a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

A security backed by the U.S. Treasury or the full faith and credit of the U.S.
government is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates.

GROWTH AND INCOME PORTFOLIO AND BOND PORTFOLIO The funds may hold cash or money market instruments. The percentage of the funds invested in such holdings varies and depends on various factors, including market conditions and purchase and redemptions of fund shares. A larger percentage of such holdings could moderate the funds' investment results in a period of rising market prices.

A larger percentage of cash or money market instruments could reduce the magnitude of the funds' loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

                                       12

Endowments / Prospectus


The funds rely on the professional judgment of their investment adviser to make decisions about each fund's portfolio holdings. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent above-average, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

As the majority of the funds' shareholders are nonprofit institutions, the funds' portfolio holdings will be consistent with the standards generally considered prudent by fiduciaries and trustees of such institutions.

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the funds have other investment practices that are described in this prospectus and in the statement of additional information.

Growth and Income Portfolio may invest its assets in common stocks and other securities of issuers domiciled outside the United States. Bond Portfolio may invest in obligations of corporations or government entities domiciled outside the United States. In determining the domicile of an issuer, the investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International ("MSCI"), and may also take into account such factors as where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investments in securities issued by entities domiciled in the United States may also be subject to many of these risks.

                                       13

                                                        Endowments / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including the American Funds. Capital Research and Management
Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071, and 6455 Irvine
Center Drive, Irvine, California 92618. Capital Research and Management Company
manages the investment portfolios of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appears earlier in the Annual Fund Operating Expenses table under "Fees and expenses of the funds." A discussion regarding the basis for the approval of the funds' investment advisory and service agreement by the funds' board of trustees is contained in the funds' annual report to shareholders for the fiscal year ended July 31, 2009.

Capital Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global
Investors, and manages fixed-income assets through its Fixed Income division.
Capital World Investors and Capital Research Global Investors make investment decisions on a separate basis.

Rather than remain as investment divisions, Capital World Investors and Capital
Research Global Investors may be incorporated into wholly owned subsidiaries of
Capital Research and Management Company. In that event, Capital Research and
Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or both of these subsidiaries. Capital Research and Management Company and the funds it advises have applied to the Securities and Exchange Commission for an exemptive order that would give Capital Research and Management Company the authority to use, upon approval of the funds' boards, its management subsidiaries and affiliates to provide day-to-day investment management services to the funds, including making changes to the management subsidiaries and affiliates providing such services. Approval by the funds' shareholders would be required before any authority granted under an exemptive order could be exercised. There is no assurance that Capital Research and Management Company will incorporate its investment divisions or seek a shareholder vote to exercise any authority, if granted, under an exemptive order.

EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. Subject to best execution, the

                                       14

Endowments / Prospectus


investment adviser may consider investment research and/or brokerage services provided to the adviser in placing orders for the funds' portfolio transactions.
The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of funds managed by the investment adviser or its affiliated companies; however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds'
portfolio transactions. A more detailed description of the investment adviser's policies is included in the funds' statement of additional information.

PORTFOLIO HOLDINGS

Portfolio holdings information for the funds is available on the funds' website at americanfunds.com/endowments. A link to the funds' complete lists of publicly disclosed portfolio holdings, updated as of each calendar quarter-end, is generally posted to this page within 45 days after the end of the applicable quarter. This information is available on the website until new information for the next quarter is posted. Portfolio holdings information for the funds is also contained in reports filed with the Securities and Exchange Commission.

A description of the funds' policies and procedures regarding disclosure of information about their portfolio holdings is available in the statement of additional information.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors who decide how their respective segments will be invested. Investment decisions are subject to a fund's objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management
Company and its investment divisions.

                                       15

                                                        Endowments / Prospectus

The primary individual portfolio counselors for Growth and Income Portfolio and
Bond Portfolio are:

GROWTH AND INCOME PORTFOLIO

                                                                   ROLE IN
                       INVESTMENT                 EXPERIENCE       MANAGEMENT
 PORTFOLIO COUNSELOR   EXPERIENCE                IN THIS FUND      OF THE FUND
-----------------------------------------------------------------------------------------

 ROBERT G. O'DONNELL   Investment                  18 years        Serves as an equity
                       professional for 37    (plus 18 years of    portfolio counselor
                       years in total;         prior experience
                       34 years with Capital        as an
                       Research and           investment analyst
                       Management Company or    for the fund)
                       affiliate
-----------------------------------------------------------------------------------------
 GREGORY D. JOHNSON    Investment                  9 years         Serves as an equity
                       professional for 16                         portfolio counselor
                       years, all with
                       Capital Research and
                       Management Company or
                       affiliate
-----------------------------------------------------------------------------------------
 HILDA L. APPLBAUM     Investment                  2 years         Serves as an equity
                       professional for 22                         portfolio counselor
                       years in total;
                       14 years with Capital
                       Research and
                       Management Company or
                       affiliate

BOND PORTFOLIO

                                                                 ROLE IN
                       INVESTMENT                EXPERIENCE      MANAGEMENT
 PORTFOLIO COUNSELOR   EXPERIENCE               IN THIS FUND     OF THE FUND
-------------------------------------------------------------------------------------

 JOHN H. SMET         Investment                  20 years      Serves as a fixed-
                      professional for 27                       income portfolio
                      years in total;                           counselor
                      26 years with Capital
                      Research and
                      Management Company or
                      affiliate
-----------------------------------------------------------------------------------------
 MARK H. DALZELL      Investment              less than 1 year  Serves as a fixed-
                      professional for 31                       income portfolio
                      years in total;                           counselor
                      21 years with Capital
                      Research and
                      Management Company or
                      affiliate

Information regarding the portfolio counselors' compensation, other accounts they manage and their ownership of securities in the fund can be found in the statement of additional information.

                                       16

Endowments / Prospectus


Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company/(R)/,the funds' transfer agent, offers a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice.

An agent of American Funds Service Company who performs transfer agent services for the funds is located at 6455 Irvine Center Drive, Irvine, California 92618.

A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUNDS'
STATEMENT OF ADDITIONAL INFORMATION.

Purchase, exchange and sale of shares

THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE FUNDS, IS REQUIRED BY LAW TO OBTAIN
CERTAIN PERSONAL INFORMATION FROM YOU OR ANY PERSON(S) ACTING ON YOUR BEHALF IN
ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE
INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE
TRANSFER AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S)
AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY
CRIMINAL ACTIVITY, THE FUNDS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE
SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.

The funds offer one class of shares that may be purchased directly from the funds or through certain registered investment advisers (who may impose transaction charges in addition to those described in this prospectus) only by:
(a) any entity exempt from taxation under Section 501(c)(3) of the Internal
Revenue Code of 1986, as amended ("501(c)(3) organizations"); (b) any trust, the present or future beneficiary of which is a 501(c)(3) organization; and (c) any other entity formed for the primary purpose of benefiting a 501(c)(3)
organization. Any shareholder that no longer fulfills the characteristics described above must transfer its shares to an eligible entity or, at the shareholder's option, sell its shares at net asset value.

The minimum initial purchase is $50,000 and may be met by investing in one or both funds; there is no minimum on subsequent investments. The minimum initial investment may be reduced for investments that meet certain standards.

Various services are available as described below.

EXCHANGE

Generally, you may exchange your shares of Growth and Income Portfolio and/or
Bond Portfolio into Class A or 529-A shares of the American Funds, subject to the appropriate

                                       17

                                                        Endowments / Prospectus

sales charge. EXCHANGES TO CLASS 529-A SHARES MAY RESULT IN SIGNIFICANT LEGAL
AND TAX CONSEQUENCES AS DESCRIBED IN THE APPLICABLE PROGRAM DESCRIPTION. Please
consult your financial adviser before making such an exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. See
"Transactions by telephone or fax" in this prospectus for information regarding electronic exchanges.

FREQUENT TRADING OF FUND SHARES

THE FUNDS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE
FUNDS ARE NOT DESIGNED TO SERVE AS VEHICLES FOR FREQUENT TRADING. FREQUENT
TRADING OF THE FUNDS' SHARES MAY LEAD TO INCREASED COSTS TO THE FUNDS AND LESS
EFFICIENT MANAGEMENT OF THE FUNDS' PORTFOLIOS, POTENTIALLY RESULTING IN DILUTION
OF THE VALUE OF SHARES HELD BY LONG-TERM SHAREHOLDERS. ACCORDINGLY, PURCHASES,
INCLUDING THOSE THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUNDS HAVE
DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUNDS, MAY BE REJECTED.

The funds, through their transfer agent, American Funds Service Company, maintain surveillance procedures to detect frequent trading in fund shares.
Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service
Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the funds will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading and to comply with applicable laws.

In addition to the funds' broad ability to restrict potentially harmful trading as described above, the funds' board of trustees has adopted a "purchase blocking policy" under which any shareholder redeeming shares having a value of
$5,000 or more from either fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and investments that are part of exchange transactions. Under the funds' purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as systematic redemptions and purchases where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase, and purchases and redemptions of shares having a value of less than $5,000.

The funds reserve the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service
Company determines that its surveillance procedures are adequate to detect frequent trading in fund

                                       18

Endowments / Prospectus


shares. There is no guarantee that all instances of frequent trading in fund shares will be prevented.

See the statement of additional information for more information about how
American Funds Service Company may address other potentially abusive trading activity in the funds.

VALUING SHARES

The net asset value of each fund is the value of a single share. Each fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, the funds have adopted procedures for making "fair value" determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the
Growth and Income Portfolio's securities that principally trade in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to result in more appropriate net asset values. In addition, such use will reduce, if not eliminate, potential arbitrage opportunities otherwise available to short-term investors.

Because each fund may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the fund does not price its shares, the value of securities held in the funds may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value, or sold at the net asset value, next determined after American Funds Service Company receives your request, provided your request contains all information and legal documentation necessary to process the transaction.

SALES CHARGE REDUCTIONS

To receive a reduction in your Class A initial sales charge for the American
Funds, you must let your registered investment adviser or American Funds Service
Company know at the time you purchase shares of the American Funds that you qualify for such a reduction. If you do not let your adviser or American Funds
Service Company know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your adviser or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the funds and American Funds.

                                       19

                                                        Endowments / Prospectus

 CONCURRENT PURCHASES

 You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding
 American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing holdings in the funds, as well as your holdings in any class of shares of the American Funds
 (excluding American Funds Money Market Fund), to determine your Class A sales charge for the American Funds. Subject to your investment dealer's capabilities, your accumulated holdings will be calculated as the higher of (a)
 the current value of your existing holdings or (b) the amount you invested
 (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested. Direct purchases of
 American Funds money market funds are excluded.

 STATEMENT OF INTENTION

 If you purchase shares of the funds along with shares of the American Funds, you may reduce your Class A sales charge for the American Funds by establishing a statement of intention. A statement of intention allows you to combine all purchases of shares of the funds and of the American Funds (excluding American
 Funds Money Market Fund) you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. The market value of your existing holdings eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges for the American Funds that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.

OTHER EXPENSES

The "Other expenses" items in the tables on pages X and X include custodial, legal and transfer agent payments and various other expenses.

                                       20

Endowments / Prospectus


How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR REGISTERED INVESTMENT ADVISER

 .Shares purchased through registered investment advisers must be sold through the advisers (who may impose transaction charges not described in this prospectus).

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- more than $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

 . Additional documentation may be required.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY

 . Redemptions by telephone or fax are limited to $75,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

The funds do not have dealer agreements and do not accept redemption orders from broker-dealers.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally
10 business days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution, subject to the applicable sales charge, in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by
American Funds Service Company.

                                       21

                                                        Endowments / Prospectus

TRANSACTIONS BY TELEPHONE OR FAX

Generally, you are automatically eligible to redeem or exchange shares by telephone or fax unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone or fax services on your account(s), you agree to hold the funds, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds
Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the funds may be liable for losses due to unauthorized or fraudulent instructions.

                                       22

Endowments / Prospectus


Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

Each fund intends to distribute dividends to you, usually in March, June,
September and December.

Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of these funds or of the American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

TAXES ON DIVIDENDS AND DISTRIBUTIONS

Dividends and capital gain distributions you receive from the funds are subject to federal income taxes and may also be subject to state and local taxes .

For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The funds' distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the funds will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares and the amount you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                       23

                                                        Endowments / Prospectus

Financial highlights

The Financial Highlights tables are intended to help you understand each fund's results for the past five fiscal years. Certain information reflects financial results for a single share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each fund
(assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the footnotes to the Annual
Fund Operating Expenses table under "Fees and expenses of the funds" in this prospectus and the funds' annual report. The information in the Financial
Highlights tables for Growth and Income Portfolio and Bond Portfolio has been audited by Deloitte & Touche LLP. The independent registered public accounting firm's report, along with each fund's financial statements, is included in the statement of additional information for the funds, which is available upon request.

GROWTH AND INCOME PORTFOLIO

                                  (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/
                                                 Net (losses)
                                                   gains on
                                                  securities
                      Net asset                      (both
                       value,         Net          realized       Total from
                      beginning   investment          and         investment
                       of year      income        unrealized)     operations
--------------------------------------------------------------------------------

Year ended 7/31/2009   $xx.xx        $.xx          $ x.xx          $ x.xx
Year ended 7/31/2008    16.14         .26           (1.48)          (1.22)
Year ended 7/31/2007    14.86         .29            2.03            2.32
Year ended 7/31/2006    14.95         .23             .44             .67
Year ended 7/31/2005    14.10         .24            1.20            1.44

                             DIVIDENDS AND DISTRIBUTIONS

                      Dividends                       Total
                      (from net   Distributions     dividends     Net asset
                      investment      (from            and         value,       Total
                       income)    capital gains)  distributions  end of year  return/2/
-----------------------------------------------------------------------------------------

Year ended 7/31/2009   $ x.xx       $ x.xx          $ x.xx         $xx.xx      xx.xx%
Year ended 7/31/2008    (.30)         (.38)           (.68)         14.24      (7.95)
Year ended 7/31/2007    (.27)         (.77)          (1.04)         16.14      16.02
Year ended 7/31/2006    (.23)         (.53)           (.76)         14.86       4.61
Year ended 7/31/2005    (.21)         (.38)           (.59)         14.95      10.33

                                      Ratio of    Ratio of
                                      expenses    expenses
                       Net assets,   to average  to average     Ratio of
                         end of      net assets  net assets    net income
                          year         before      after       to average
                      (in millions)   waivers    waivers/2/   net assets/2/
----------------------------------------------------------------------------

Year ended 7/31/2009     $ xxx          .xx%        .xx%          x.xx%
Year ended 7/31/2008       108          .67         .62           1.67
Year ended 7/31/2007       119          .69         .64           1.81
Year ended 7/31/2006       104          .71         .66           1.56
Year ended 7/31/2005       106          .69         .66           1.60

                                              YEAR ENDED JULY 31
                           2009         2008         2007         2006          2005
-----------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER     XX%              21%          24%          25%           31%
RATE

1 Based on average shares outstanding.
2 This column reflects the impact, if any, of certain waivers from Capital
 Research and Management Company. During some of the years shown, Capital
 Research and Management Company reduced fees for investment advisory services.

                                       24

Endowments / Prospectus


BOND PORTFOLIO

                                   (LOSS) INCOME FROM INVESTMENT OPERATIONS/1/
                                                  Net (losses)
                                                    gains on
                                                   securities
                      Net asset                       (both
                        value,         Net          realized       Total from
                      beginning    investment          and         investment
                       of year       income        unrealized)     operations
---------------------------------------------------------------------------------

Year ended 7/31/2009      $xx.xx      $.xx          $ x.xx          $ .xx
Year ended 7/31/2008       15.82       .83           (1.09)           (.26)
Year ended 7/31/2007       15.99       .83            (.07)            .76
Year ended 7/31/2006       16.62       .81            (.50)            .31
Year ended 7/31/2005       16.72       .78             .05             .83

                             DIVIDENDS AND DISTRIBUTIONS

                      Dividends                       Total
                      (from net   Distributions     dividends     Net asset
                      investment      (from            and         value,       Total
                       income)    capital gains)  distributions  end of year  return/2/
-----------------------------------------------------------------------------------------

Year ended 7/31/2009    $.xx          $ xx           $ .xx         $xx.xx       x.xx%
Year ended 7/31/2008    (.91)           --            (.91)         14.65      (1.81)
Year ended 7/31/2007    (.93)           --            (.93)         15.82       4.81
Year ended 7/31/2006    (.94)           --            (.94)         15.99       1.94
Year ended 7/31/2005    (.93)           --            (.93)         16.62       5.07

                                      Ratio of    Ratio of
                                      expenses    expenses
                       Net assets,   to average  to average     Ratio of
                         end of      net assets  net assets    net income
                          year         before      after       to average
                      (in millions)   waivers    waivers/2/   net assets/2/
----------------------------------------------------------------------------

Year ended 7/31/2009      $xx           .xx%        .xx%          x.xx%
Year ended 7/31/2008       56           .75         .70           5.33
Year ended 7/31/2007       60           .76         .71           5.12
Year ended 7/31/2006       60           .79         .74           5.00
Year ended 7/31/2005       65           .74         .71           4.61

                                              YEAR ENDED JULY 31
                            2009            2008         2007         2006          2005
-----------------------------------------------------------------------------------------

 PORTFOLIO TURNOVER        xx%           60%          52%          62%           51%
RATE

1 Based on average shares outstanding.
2 This column reflects the impact, if any, of certain waivers from Capital
 Research and Management Company. During some of the years shown, Capital
 Research and Management Company reduced fees for investment advisory services.

                                       25

                                                        Endowments / Prospectus


Appendix

Bond Portfolio generally invests in debt securities rated Baa or BBB or better.

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa -- Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa -- Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A -- Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa -- Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba -- Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B -- Obligations rated B are considered speculative and are subject to high credit risk.

Caa -- Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca -- Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C -- Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody's appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                                       26

Endowments / Prospectus


STANDARD & POOR'S CORPORATION
LONG-TERM-ISSUE CREDIT RATINGS

AAA -- An obligation rated AAA has the highest rating assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA -- An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB -- An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C -- Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB -- An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC -- An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

                                       27

                                                        Endowments / Prospectus

D -- An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                       28

Endowments / Prospectus


NOTES

                                       29

                                                        Endowments / Prospectus
[logo - Capital Research and Management/SM/]

          FOR SHAREHOLDER           American Funds Service
          SERVICES                  Company
                                    800 /421-5475, option 3

          Telephone calls you have with American Funds may be
          monitored or recorded for quality assurance,
          verification and recordkeeping purposes. By speaking to
          American Funds on the telephone, you consent to such
          monitoring and recording.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS  The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the funds' investment strategies and the independent registered public accounting firm's report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS  The current SAI, as amended from time to time, contains more detailed information about the funds, including the funds' financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the funds, the funds' investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the Securities and Exchange
Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in
Washington, D.C. (202/551-8090) or on the EDGAR database on the SEC's website at
sec.gov or, after payment of a duplicating fee, via e-mail request to
publicinfo@sec.gov or by writing to the SEC's Public Reference Section, 100 F
Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on americanfunds.com/
endowments.

E-DELIVERY AND HOUSEHOLD MAILINGS  Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at
800/421-5475, option 3, or write to the secretary of the funds at P.O. Box 7650,
San Francisco, California 94120.

SECURITIES INVESTOR PROTECTION CORPORATION (SIPC)  Shareholders may obtain information about SIPC/(R)/ on its website at sipc.org or by calling
202/371-8300.

                                           Investment Company Act No. 811-01884
                                       MFEDPR-985-1009P Litho in USA CGD/X/9001
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
Capital International      Capital Guardian     Capital Research and Management     Capital Bank and Trust      American Funds


                                   ENDOWMENTS

                                     Part B
                      Statement of Additional Information

                              October 1, 2009

Endowments (the "Trust") is an open-end management investment company, commonly known as a mutual fund. The Trust offers two diversified investment portfolios,
Growth and Income Portfolio and Bond Portfolio (individually, a "fund" and collectively, the "funds").

This document is not a prospectus but should be read in conjunction with the current prospectus of Endowments dated October 1, 2009. The prospectus may be obtained from your registered investment adviser or by writing to the trust at the following address:

                                   Endowments
                              Attention: Secretary
                                   One Market
                           Steuart Tower, Suite 1800
                        San Francisco, California 94105
                                  415/421-9360

                                                    Class A

Growth and Income Portfolio                          ENDIX
Bond Portfolio                                       BENDX

                               TABLE OF CONTENTS

Item                                                                  Page no.
----                                                                  --------

Certain investment limitations and guidelines . . . . . . . . . . .
Description of certain securities and investment techniques . . . .
Fund policies . . . . . . . . . . . . . . . . . . . . . . . . . . .
Management of the funds . . . . . . . . . . . . . . . . . . . . . .
Execution of portfolio transactions . . . . . . . . . . . . . . . .
Disclosure of portfolio holdings  . . . . . . . . . . . . . . . . .
Price of shares . . . . . . . . . . . . . . . . . . . . . . . . . .
Taxes and distributions . . . . . . . . . . . . . . . . . . . . . .
Purchase of shares. . . . . . . . . . . . . . . . . . . . . . . . .
Selling shares. . . . . . . . . . . . . . . . . . . . . . . . . . .
Shareholder account services and privileges . . . . . . . . . . . .
General information . . . . . . . . . . . . . . . . . . . . . . . .
Financial statements

                              Endowments -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

GROWTH AND INCOME PORTFOLIO

     EQUITY SECURITIES

     .    The fund will normally invest primarily in common stocks or securities convertible into common stocks.

     INVESTING OUTSIDE THE U.S.

     .    The fund may invest up to 10% of its assets in common stocks and other securities of issuers domiciled outside the United States. In determining the domicile of an issuer, the fund's investment adviser,
          Capital Research and Management Company, will consider the domicile determination of a leading provider of global indexes, such as Morgan
          Stanley Capital International (MSCI) and may also take into account such factors as where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

BOND PORTFOLIO

     DEBT SECURITIES

     .    Normally, at least 80% of the fund's assets will be invested in bonds
          (for purposes of this limit, bonds include any debt instrument and cash equivalents).

     .    The fund will invest in investment grade debt securities rated Baa3 or above by Moody's Investors Service (Moody's) or BBB- or above by
          Standard & Poor's (S&P) or unrated but determined to be of equivalent quality by the investment adviser.

     .    The fund has no current intention of investing in securities rated Ba1 or below by Moody's and BB+ or below by S&P or unrated but determined to be of equivalent quality by the investment adviser. The fund is not required to dispose of a security in the event that its rating is reduced below Baa3 or BBB- (or if it is unrated, when its quality becomes equivalent to such a security).

     .    The debt securities in which the fund invests may have stock conversion or purchase rights; however, such securities will generally not exceed 20% of the fund's assets.

                              Endowments -- Page 2

     EQUITY SECURITIES

     .    The fund will not acquire common stocks except through the exercise of stock conversion or stock purchase rights and will retain such common stocks only when it is consistent with the fund's objective of current income.

     INVESTING OUTSIDE THE U.S.

     .    The fund may invest up to 25% of its assets in obligations of corporations or government entities domiciled outside the United
          States. Up to 10% of the fund's assets may be invested in securities denominated in currencies other than the U.S. dollar. In determining the domicile of an issuer, the investment adviser will consider the domicile determination of a leading provider of global indexes, such as MSCI, and may also take into account such factors as where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

                        *     *     *     *     *     *

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

                              Endowments -- Page 3

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."

GROWTH AND INCOME PORTFOLIO
---------------------------

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks.
The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

REAL ESTATE INVESTMENT TRUSTS -- The fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

BOND PORTFOLIO
--------------

PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     MORTGAGE-BACKED SECURITIES -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

                              Endowments -- Page 4

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.
     CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

As the fund aggregate commitments under these transactions increase, the opportunity for leverage similarly increases. The fund will not use these transactions for the purpose of

                              Endowments -- Page 5

leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.
Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

The fund may also enter into reverse repurchase agreements and "roll"
transactions. A reverse repurchase agreement involves the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction involves the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).

INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations. The fund has no current intention of investing in inflation-index bonds issued by corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation.
However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

MATURITY -- There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities in excess of three years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

                              Endowments -- Page 6

GROWTH AND INCOME PORTFOLIO AND BOND PORTFOLIO
----------------------------------------------

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1 or below by Moody's and/or BB+ or below by S&P or unrated but determined by the funds' investment adviser to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

     RESALE RESTRICTIONS, LIQUIDITY AND VALUATION -- The funds may purchase debt securities subject to restrictions on resale.  As further described in the
     "Restricted or illiquid securities" paragraph below, difficulty in selling such debt securities may result in losses or be costly to the funds. In addition, there may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the funds' portfolios and by credit analysis of each issuer, as well as by monitoring broad

                              Endowments -- Page 7

economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Growth and Income Portfolio has no current intention of investing in debt securities other than U.S. Treasury securities and cash equivalents (as discussed below).

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

WARRANTS AND RIGHTS -- The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

OBLIGATIONS BACKED BY THE "FULL FAITH AND CREDIT" OF THE U.S. GOVERNMENT -- U.S.
government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

                              Endowments -- Page 8

     FEDERAL AGENCY SECURITIES -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S.
     government. Such agencies and entities include the Government National
     Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the
     Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank),
     the Overseas Private Investment Corporation (OPIC), the Commodity Credit
     Corporation (CCC) and the Small Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.
Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The funds may invest in securities of issuers in developing countries only to a limited extent.

Additional costs could be incurred in connection with the funds' investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

CURRENCY TRANSACTIONS -- The funds may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates (although Growth and Income
Portfolio has no current intention to do so). A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by Growth and

                              Endowments -- Page 9

Income Portfolio will involve the purchase or sale of one currency against the
U.S. dollar. Bond Portfolio may also enter into foreign currency contracts not involving the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The funds will not generally attempt to protect against all potential changes in exchange rates. The funds will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange
Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the funds may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the funds for
U.S. federal income tax purposes.

CASH AND CASH EQUIVALENTS -- The funds may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

RESTRICTED OR ILLIQUID SECURITIES -- The funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the funds or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the funds' board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements
(although Growth and Income Portfolio has no current intention to do so) under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the funds'
custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing

                             Endowments -- Page 10

the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The funds' portfolio turnover rates for the fiscal years ended July 31, 2009 and
2008 were XX% and 21%, respectively, for Growth and Income Portfolio and XX% and
60%, respectively, for Bond Portfolio. The portfolio turnover rate would equal
100% if each security in a fund's portfolio were replaced once per year. See
"Financial highlights" in the prospectus for the funds' annual portfolio turnover rate for each of the last five fiscal years.

                             Endowments -- Page 11

                                 FUND POLICIES

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on a funds' net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

FUNDAMENTAL POLICIES -- Each fund has adopted the following fundamental policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1.   A fund may not invest in a security if, as a result of such investment, more than 25% of its total assets would be invested in the securities of issuers in any particular industry, except that the restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto).

2.   A fund may not make loans, but this limitation does not apply (i) to purchases of debt securities, loan participations, or the entry into of repurchase agreements, or (ii) to loans of portfolio securities if, as a result, no more than 33 1/3% of a fund's total assets would be on loan to third parties.

3.   A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the funds from investing in securities or other instruments backed by real estate, or the securities of companies engaged in the real estate business).

4.   A fund may not purchase or sell commodities or commodities contracts. This restriction shall not prohibit the funds, subject to restrictions described in the funds' prospectus and statement of additional information, from purchasing, selling or entering into futures contracts options on futures contracts, foreign currency forward contracts, foreign currency options, or any interest rate, securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with applicable provisions of the federal securities and commodities laws.

5.   A fund may not issue senior securities, except as permitted under the
Investment Company Act of 1940, as amended.

6.   A fund may not borrow money, except temporarily for extraordinary or emergency purposes, in an amount not exceeding 5% of its total assets at the time of such borrowing.

7.   A fund may not, with respect to 75% of its total assets, invest more than
5% of the value of its total assets in the securities of any one issuer, or acquire more than 10% of the voting securities of any one issuer. These limitations do not apply to securities issued or guaranteed by the U.S.
government, its agencies or instrumentalities.

                             Endowments -- Page 12

8.   A fund may not engage in the business of underwriting securities of other issuers, except to the extent that a fund may be deemed an underwriter under the
Securities Act of 1933, as amended, in disposing of portfolio securities.

NON-FUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval and apply to both funds:

1.   The funds may not invest in other companies for the purpose of exercising control or management.

2.   The funds may not purchase puts or calls.

3.   The funds may not invest in securities of other investment companies, except as permitted by the Investment Company Act of 1940, as amended.

The following non-fundamental policy applies to Growth and Income Portfolio only:

1.   The fund may not invest more than 10% of its total assets in securities that are not readily marketable.

The following non-fundamental policy applies to Bond Portfolio only:

1.   The fund may not invest more than 15% of its total assets in securities that are not readily marketable.

Restricted securities are treated as not readily marketable by the funds, with the exception of those securities that have been determined to be liquid pursuant to procedures adopted by the funds' board of trustees.

                             Endowments -- Page 13

                            MANAGEMENT OF THE FUNDS

"INDEPENDENT" TRUSTEES/1/

 NAME, AGE AND                                                        NUMBER OF
 POSITION WITH FUND                                                 PORTFOLIOS/3/   OTHER DIRECTORSHIPS/4/ HELD
 (YEAR FIRST ELECTED AS A           PRINCIPAL OCCUPATION(S)           OVERSEEN              BY TRUSTEE
 TRUSTEE/2/)                         DURING PAST FIVE YEARS          BY TRUSTEE
---------------------------------------------------------------------------------------------------------------

 Ronald P. Badie, 66           Retired; former Vice Chairman,             3         Amphenol Corporation;
 Trustee (2006)                Deutsche Bank Alex. Brown                            Merisel, Inc.; Nautilus,
                                                                                    Inc.;
                                                                                    Obagi Medical Products,
                                                                                    Inc.
---------------------------------------------------------------------------------------------------------------
 Robert J. Denison, 67         Chair, First Security Management           5         None
 Chairman of the Board         (private investment)
 (Independent and Non-
 Executive) (2003)
---------------------------------------------------------------------------------------------------------------
 John E. Kobara, 54            Senior Vice President, California          1         None
 Trustee (2006)                Community Foundation; former CEO,
                               CK12 Foundation; former President
                               and CEO, Big Brothers Big Sisters
                               of Greater Los Angeles and the
                               Inland Empire

---------------------------------------------------------------------------------------------------------------
 Steven D. Lavine, Ph.D.,      President, California Institute of         1         None
 61                            the Arts
 Trustee (1994)
---------------------------------------------------------------------------------------------------------------
 Patricia A. McBride, 66       Chief Financial Officer, Cosmetic          1         None
 Trustee (1988)                and Maxillofacial Surgery Center,
                               Medical City Dallas Hospital

---------------------------------------------------------------------------------------------------------------
 Robert C. Ziebarth, 72        Management consultant, Ziebarth            1         None
 Trustee (1993)                Company (management and financial
                               consulting)

---------------------------------------------------------------------------------------------------------------

"INTERESTED" TRUSTEES/5,6/

                                   PRINCIPAL OCCUPATION(S)
                                   DURING PAST FIVE YEARS
 NAME, AGE AND                          AND POSITIONS              NUMBER OF
 POSITION WITH FUND             HELD WITH AFFILIATED ENTITIES    PORTFOLIOS/3/    OTHER DIRECTORSHIPS/4/
 (YEAR FIRST ELECTED AS A       OR THE PRINCIPAL UNDERWRITER       OVERSEEN                HELD
 TRUSTEE/OFFICER/2/)                     OF THE FUND              BY TRUSTEE            BY TRUSTEE
---------------------------------------------------------------------------------------------------------

 Robert G. O'Donnell, 65       Senior Vice President - Capital         2         None
 Vice Chairman of the Board    World Investors, Capital
 (1995)                        Research and Management
                               Company; Director, Capital
                               Research and Management Company

---------------------------------------------------------------------------------------------------------
 Thomas E. Terry, 71           Private investor; Consultant;           1         None
 Trustee (1969)                former Vice President and
                               Secretary, Capital Research and
                               Management Company (retired
                               1994)
---------------------------------------------------------------------------------------------------------

                             Endowments -- Page 14

OTHER OFFICERS/6/

 NAME, AGE AND
 POSITION WITH FUND          PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED AS       AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AN OFFICER/2/)                 OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 John H. Smet, 52        Senior Vice President - Fixed Income, Capital Research
 President (1996)        and Management Company; Director, American Funds
                         Distributors, Inc.*
-------------------------------------------------------------------------------
 Gregory D. Johnson,     Senior Vice President - Capital World Investors,
 46                      Capital Research and Management Company
 Senior Vice President
 (2000)
-------------------------------------------------------------------------------
 Krista M. Johnson, 44   Assistant Vice President -  Client Services Group,
 Vice President (2000)   Capital Research and Management Company
-------------------------------------------------------------------------------
 Patrick F. Quan, 50     Vice President - Fund Business Management Group,
 Vice President and      Capital Research and Management Company
 Secretary (1986)
-------------------------------------------------------------------------------
 Dori Laskin, 57         Vice President - Fund Business Management Group,
 Treasurer (2007)        Capital Research and Management Company
-------------------------------------------------------------------------------
 Julie E. Lawton, 35     Associate - Capital Research and Management Company
 Assistant Secretary
 (2008)
-------------------------------------------------------------------------------
 Ari M. Vinocor, 34      Vice President - Fund Business Management Group,
 Assistant Treasurer     Capital Research and Management Company
 (2005)
-------------------------------------------------------------------------------

* Company affiliated with Capital Research and Management Company.

1 The term "independent" trustee refers to a trustee who is not an "interested person" of the funds within the meaning of the 1940 Act.
2 Trustees and officers of the trust serve until their resignation, removal or retirement.
3 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.
5 "Interested persons" of the funds within the meaning of the 1940 Act, on the basis of their affiliation with the funds' investment adviser, Capital Research and Management Company, or affiliated entities (including the funds' principal underwriter).

6 All of the officers listed, except Krista M. Johnson, Dori Laskin and Julie E.
 Lawton, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

                             Endowments -- Page 15

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                             Endowments -- Page 16

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2008

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                          DOLLAR RANGE/1/ OF FUND         FAMILY OVERSEEN
          NAME                SHARES OWNED/2/              BY TRUSTEE/3/
-------------------------------------------------------------------------------

 "INDEPENDENT" TRUSTEES
-------------------------------------------------------------------------------
 Ronald P. Badie                    None                 Over $100,000/4/
-------------------------------------------------------------------------------
 Robert J. Denison                  None                 $10,001 - $50,000
-------------------------------------------------------------------------------
 John E. Kobara                     None                       None
-------------------------------------------------------------------------------
 Steven D. Lavine                   None                       None
-------------------------------------------------------------------------------
 Patricia A. McBride                None                       None
-------------------------------------------------------------------------------
 Robert C. Ziebarth                 None                       None
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 Robert G. O'Donnell          Over $100,000/5/             Over $100,000
-------------------------------------------------------------------------------
 Thomas E. Terry              Over $100,000/6/             Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000.
2 Shareholders of the Trust are limited to:  (a) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended
 ("501(c)(3) organizations"); (b) any trust, the present or future beneficiary of which is a 501(c)(3) organization; and (c) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization.  The Trust may change this policy at any time without the approval of its shareholders.
3 The amounts listed for "interested" trustees include shares owned through The
 Capital Group Companies, Inc. retirement plan and 401(k) plan.
4 Mr. Badie was elected a director of two funds in the American Funds family as of August 7, 2008. The amount of shares owned are as of August 7, 2008.
5 Represents assets in a charitable remainder unitrust for which Mr. O'Donnell serves as trustee and is the income beneficiary and a private foundation for which Mr. O'Donnell serves as a director.
6 Represents assets in a family trust for which Mr. Terry serves as President and a trustee.

TRUSTEE COMPENSATION -- No compensation is paid by the Trust to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The Trust pays to independent trustees an inclusive annual fee of
$14,000. No pension or retirement benefits are accrued as part of fund expenses.
The Trust also reimburses certain expenses of independent trustees. An independent trustee who is chairman of the board also receives an additional annual fee of $17,000.

The committee on governance of the board of trustees, a committee comprised exclusively of independent trustees, reviews trustee compensation periodically, and recommends adjustments periodically. In making its recommendations, the committee on governance considers a number of factors, including operational, regulatory and other developments affecting the complexity of the board's oversight obligations, as well as comparative industry data.

                             Endowments -- Page 17

TRUSTEE COMPENSATION EARNED DURING THE FISCAL YEAR ENDED JULY 31, 2009

                                                                                                    TOTAL COMPENSATION (INCLUDING
                                                                                                         VOLUNTARILY DEFERRED
                                                                                                           COMPENSATION/1/)
                                                                                                      FROM ALL FUNDS MANAGED BY
                                                                          AGGREGATE COMPENSATION   CAPITAL RESEARCH AND MANAGEMENT
                                  NAME                                        FROM THE TRUST         COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------

 Ronald P. Badie                                                          $XX                     $XX
------------------------------------------------------------------------------------------------------------------------------------
 Robert J. Denison                                                        XX                      XX
------------------------------------------------------------------------------------------------------------------------------------
 John E. Kobara                                                           XX                      XX
------------------------------------------------------------------------------------------------------------------------------------
 Steven D. Lavine                                                         XX                      XX
------------------------------------------------------------------------------------------------------------------------------------
 Patricia A. McBride                                                      XX                      XX
------------------------------------------------------------------------------------------------------------------------------------
 Robert C. Ziebarth                                                       XX                      XX
------------------------------------------------------------------------------------------------------------------------------------

1 Amounts may be deferred under a non-qualified deferred compensation plan.
 Deferred amounts accumulate at an earnings rate determined by the total return of one or more of the American Funds as designated by the trustee.
2 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

As of September 1, 2009, the officers and trustees of each fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.

Many of the trustees serve or have served on boards of tax-exempt 501(c)(3)
organizations as indicated in the table below, and have had experience in dealing with the administrative and financial needs of these institutions:

                                  NAME                                     TAX-EXEMPT BOARDS ON WHICH TRUSTEE SERVES OR HAS SERVED
-----------------------------------------------------------------------------------------------------------------------------------

 Ronald P. Badie                                                          Price Center for Entrepreneurial Studies at UCLA's
                                                                          Anderson School of Management
-----------------------------------------------------------------------------------------------------------------------------------
 Robert J. Denison                                                        California Institute of the Arts; The Institute for
                                                                          Contemporary Arts/P.S. 1 Museum, New York; The JL
                                                                          Foundation; The Museum of Modern Art, New York; New
                                                                          Mexico Academy of Science and Mathematics; Santa Fe
                                                                          Institute; Science Advisory Board Mind Research Network
-----------------------------------------------------------------------------------------------------------------------------------
 John E. Kobara                                                           California Community Foundation, Japanese American
                                                                          National Museum; Walden University
-----------------------------------------------------------------------------------------------------------------------------------
 Steven D. Lavine                                                         American Council on Education; American Council on the
                                                                          Arts; Arts International; Asia Society California Center;
                                                                          Cultural Policy Network Project of the Center for Arts
                                                                          and Culture; KCET Public Broadcasting; KCRW-FM National
                                                                          Public Radio; Los Angeles Philharmonic Association; The
                                                                          Music Center Operating Company, The Music Center of Los
                                                                          Angeles County
-----------------------------------------------------------------------------------------------------------------------------------
 Patricia A. McBride                                                      Arts Magnet High School Advisory Board; Connemara
                                                                          Conservancy Foundation Advisory Board; Dallas Symphony
                                                                          Orchestra Association; Dallas Women's Council; Dallas
                                                                          Women's Foundation; Girl Scout Council, Inc.; Eugene and
                                                                          Margaret McDermott Art Fund; St. Mark's School of Texas;
                                                                          Southwest Museum of Science and Technology
-----------------------------------------------------------------------------------------------------------------------------------
 Robert G. O'Donnell                                                      University of California, Berkeley Foundation; Library
                                                                          Advisory Board, University of California, Berkeley; Phi
                                                                          Beta Kappa Association of Northern California; Civil War
                                                                          Preservation Trust
-----------------------------------------------------------------------------------------------------------------------------------
 Thomas E. Terry                                                          Academy of Arts and Sciences; Chazen Museum of Art;
                                                                          Edgewood High School; Ketchum YMCA; Madison Community
                                                                          Foundation; Madison Opera, Inc.; National Football
                                                                          Scholarship Foundation; Scholarship America; Ten Chimneys
                                                                          Foundation; Waisman Center- University of Wisconsin
-----------------------------------------------------------------------------------------------------------------------------------
 Robert C. Ziebarth                                                       Chicago Maternity Center; Choate School; Foundation for
                                                                          Reproductive Research & Education; Latin School of
                                                                          Chicago; National Association of Independent Schools;
                                                                          Naval Historical Foundation; Northwestern Memorial
                                                                          Hospital
-----------------------------------------------------------------------------------------------------------------------------------

                             Endowments -- Page 18

TRUST ORGANIZATION AND THE BOARD OF TRUSTEES -- Endowments, Inc., the
predecessor to Growth and Income Portfolio, was organized as a Delaware corporation in 1969; Bond Portfolio for Endowments, Inc., the predecessor to
Bond Portfolio, was organized as a Delaware corporation in 1970. Endowments,
Inc. and Bond Portfolio for Endowments, Inc. were reorganized as two separate series of Endowments, a Delaware business trust which is a registered, open-end, diversified management investment company organized on May 14, 1998. The two separate series are called Growth and Income Portfolio and Bond Portfolio. On
July 31, 1998, all assets of Endowments, Inc. and Bond Portfolio for Endowments,
Inc. were transferred to Growth and Income Portfolio and Bond Portfolio,
respectively. As a result, certain financial and other information appearing in the prospectus and statement of additional information reflect the operations of these predecessor entities through the date of the reorganization.

Delaware law charges trustees with the duty of managing the business affairs of the Trust. Trustees are considered to be fiduciaries of the Trust and should act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use to attain the purposes of the Trust. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

All fund operations are supervised by the funds' board of trustees which meets periodically and performs duties required by applicable state and federal laws.
The funds do not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The Trust's declaration of trust and by-laws as well as separate indemnification agreements that the Trust has entered into with independent trustees provide in effect that, subject to certain conditions, the Trust will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF TRUSTEES -- The funds have an audit committee comprised of Ronald P. Badie, Robert J. Denison, John E. Kobara, Steven D.
Lavine, Patricia A. McBride and

                             Endowments -- Page 19

Robert C. Ziebarth, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The committee provides oversight regarding the funds' accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds' principal service providers.
The committee acts as a liaison between the funds' independent registered public accounting firm and the full board of trustees. Five audit committee meetings were held during the 2009 fiscal year.

The funds have a contracts committee comprised of Ronald P. Badie, Robert J.
Denison, John E. Kobara, Steven D. Lavine, Patricia A. McBride and Robert C.
Ziebarth, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the funds and their investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement that the funds may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. One contracts committee meeting was held during the 2009 fiscal year.

The funds have a committee on governance comprised of Ronald P. Badie, Robert J.
Denison, John E. Kobara, Steven D. Lavine, Patricia A. McBride and Robert C.
Ziebarth, none of whom is an "interested person" of the funds within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees.
The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the committee on governance of the funds, addressed to the funds'
secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. No meetings of the committee on governance were held during the 2009 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The funds' investment adviser, in consultation with the funds' board, has adopted Proxy Voting Procedures and
Principles (the "Principles") with respect to voting proxies of securities held by the funds, other American Funds and American Funds Insurance Series. The
complete text of these principles is available on the American Funds website at
americanfunds.com. Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds (including the funds)
are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the

                             Endowments -- Page 20

appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the funds'
website at americanfunds.com/endowments.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American
Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

                             Endowments -- Page 21

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

PRINCIPAL FUND SHAREHOLDERS -- The following table identifies those investors who own of record or are known by the funds to own beneficially 5% or more of the fund's shares as of the opening of business on September 1, 2009. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

GROWTH AND INCOME PORTFOLIO

                                                                 OWNERSHIP
                NAME AND ADDRESS                   OWNERSHIP    PERCENTAGE
----------------------------------------------------------------------------

 Information to follow

----------------------------------------------------------------------------

BOND PORTFOLIO

                                                                 OWNERSHIP
                NAME AND ADDRESS                   OWNERSHIP    PERCENTAGE
----------------------------------------------------------------------------

 Information to follow

----------------------------------------------------------------------------

Shareholder inquiries may be made in writing to Endowments, c/o American Funds
Service Company, Attention: IIS Team, 6455 Irvine Center Drive, Irvine, CA 92618
or by calling 800/421-5475, option 3.

INVESTMENT ADVISER -- Capital Research and Management Company, the funds'
investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

                             Endowments -- Page 22

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. Currently, the investment adviser's investment analysts do not directly make investment decisions for either fund's portfolio.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the funds' portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus: S&P 500 and Lipper Growth and Income Funds Index (Growth and Income Portfolio) and Barclays Capital U.S.
Aggregate Index (formerly Lehman Brothers U.S. Aggregate Index) (Bond
Portfolio).

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may be affiliated with charitable trusts or family foundations that hold shares of the funds. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

                             Endowments -- Page 23

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF JULY 31, 2009:

                                          NUMBER             NUMBER
                                         OF OTHER           OF OTHER           NUMBER
                                        REGISTERED           POOLED           OF OTHER
                                        INVESTMENT         INVESTMENT         ACCOUNTS
                                     COMPANIES (RICS)   VEHICLES (PIVS)      FOR WHICH
                                        FOR WHICH          FOR WHICH         PORTFOLIO
                                        PORTFOLIO          PORTFOLIO         COUNSELOR
                      DOLLAR RANGE      COUNSELOR          COUNSELOR        IS A MANAGER
                        OF FUND        IS A MANAGER       IS A MANAGER       (ASSETS OF
     PORTFOLIO           SHARES      (ASSETS OF RICS    (ASSETS OF PIVS    OTHER ACCOUNTS
     COUNSELOR          OWNED/1/     IN BILLIONS)/2/    IN BILLIONS)/3/   IN BILLIONS)/4/
--------------------------------------------------------------------------------------------

 GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------------------
 Robert G.                Over         X       $XX.X          None              None
 O'Donnell             $1,000,000*
--------------------------------------------------------------------------------------------
 Gregory D. Johnson      None**        X                      None              None
--------------------------------------------------------------------------------------------
 Hilda L. Applbaum       None**        X                      None              None
--------------------------------------------------------------------------------------------
 BOND PORTFOLIO
--------------------------------------------------------------------------------------------
 John H. Smet            None**        X       $XX.X          None           X      $XX.X
--------------------------------------------------------------------------------------------
 Mark H. Dalzell         None**        X                   X     $XX.X       X      $XX.X
--------------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000.
2 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
 No fund has an advisory fee that is based on the performance of the fund.
3 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
5 The advisory fee of one of these accounts (representing $0.23 billion in total assets) is based partially on its investment results.
* Represents assets in a charitable remainder unitrust for which Mr. O'Donnell serves as Trustee and is the income beneficiary and a private foundation for which Mr. O'Donnell serves as a director.
** Ownership of fund shares is limited to nonprofit organizations, as such, individuals do not have the ability to own fund shares.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreements (the "Agreements") between the funds and the investment adviser will continue in effect until July 27, 2010, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of each fund, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the investment adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The
Agreements also

                             Endowments -- Page 24

provide that either party has the right to terminate them, without penalty, upon
60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940
Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the funds' executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the funds' offices. The funds pay all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to their shareholders;
taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); legal and auditing expenses; compensation, fees and expenses paid to independent trustees;
association dues; and costs of stationery and forms prepared exclusively for the funds.

The investment adviser receives a management fee at the annual rates of 1/2 of
1% of each fund's average daily net assets up to $150,000,000 and 4/10 of 1% of the portion of such average daily net assets over $150,000,000.

The Agreements provide for a management fee reduction to the extent that each fund's annual ordinary operating expenses exceed 0.75% of the average net assets of the fund. Expenses which are not subject to this limitation are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

For the fiscal years ended July 31, 2009, 2008 and 2007, the investment adviser was entitled to receive management fees of $XX, $583,880 and $565,579, respectively, from Growth and Income Portfolio and $XX, $302,648 and $296,578,
respectively, from Bond Portfolio. After giving effect to the management fee waivers described below, Growth and Income Portfolio paid the investment adviser management fees of $XX (a reduction of $XX), 525,492 (a reduction of $58,388)
and $509,021 (a reduction of $56,558) for the fiscal years ended July 31, 2009,
2008 and 2007, respectively. Bond Portfolio paid the investment adviser management fees of $XX (a reduction of $XX), $265,000 (a reduction of $29,444)
and $272,383 for the fiscal years ended July 31, 2009, 2008 and 2007, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. From April 1, 2005 through February 28, 2009, this waiver increased to 10% of the management fees that the investment adviser was otherwise entitled to receive. The waiver was discontinued effective March
1, 2009.

PRINCIPAL UNDERWRITER -- American Funds Distributors,/(R)/ Inc. (the "Principal
Underwriter") is the principal underwriter of the funds' shares. However, it does not receive any revenue from any sales of the funds' shares. The Principal
Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455
Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX
78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin
Hood Road, Norfolk, VA 23513.

                             Endowments -- Page 25

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the funds'
portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the funds' portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The funds do not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the funds and other funds and accounts that it advises; however, not all such services will necessarily benefit the funds.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of

                             Endowments -- Page 26

brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities
Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the funds and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the funds incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the funds and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner

                             Endowments -- Page 27

among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the funds' portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the funds' portfolio transactions.

Brokerage commissions paid on portfolio transactions for the 2009, 2008 and 2007 fiscal years for Growth and Income Portfolio amounted to $XX, $22,742 and
$23,837, respectively.

Brokerage commissions paid on portfolio transactions for the 2007 fiscal year for Bond Portfolio amounted to $35 . No brokerage commissions were paid on portfolio transactions for the fiscal years ended 2009 and 2008 for Bond
Portfolio.

The funds are required to disclose information regarding investments in the securities of their "regular" broker-dealers (or parent companies of their regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the funds the largest amount of brokerage commissions by participating, directly or indirectly, in the funds' portfolio transactions during the funds' most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the funds during the funds'
most recent fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the funds during the funds' most recent fiscal year.

At the end of the funds' most recent fiscal year, the funds' regular broker-dealers included XXXX. As of the funds' fiscal year-end, Growth and
Income Portfolio held equity securities of XXXX. As of the fund's fiscal year-end, Bond Portfolio held debt securities of XXXX.

                             Endowments -- Page 28

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The funds' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the funds' board of trustees and compliance will be periodically assessed by the board in connection with reporting from the funds' Chief Compliance Officer.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the funds' website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. In addition, the fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the funds' website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the funds' website. The fund's custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the funds, including officers of the funds and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Code of Ethics" section in this statement of additional information and the Code of Ethics. Third party service providers of the funds, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the funds' website to persons not affiliated with the funds
(which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the funds' website), such persons will be bound by agreements (including confidentiality agreements) or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the funds nor their investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose the funds' portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the funds' investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds' portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the funds' website (other than to

                             Endowments -- Page 29

certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                             Endowments -- Page 30

                                PRICE OF SHARES

Shares are purchased or sold at the net asset value price next determined after the purchase or sell order is received and accepted by each fund or the Transfer
Agent; the net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with registered investment advisers or their authorized designees, accepted by the Transfer Agent, the registered investment adviser or any of their designees.
The registered investment adviser is responsible for promptly transmitting purchase and sell orders to the Transfer Agent. Orders received by the registered investment adviser or authorized designee, the Transfer Agent, or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that registered investment advisers may have their own rules about share transactions and may have earlier cut-off times than those of the funds. For more information about how to purchase through your registered investment adviser, contact your registered investment adviser directly.

The price you pay for shares is based on the net asset value per share which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open for trading. If, for example, the Exchange closes at 1 p.m., the funds'
share price would still be determined as of 4 p.m. New York time. The New York
Stock Exchange is currently closed on weekends and on the following holidays:
New Year's Day; Martin Luther King, Jr. Day; Presidents' Day; Good Friday;
Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day.

All portfolio securities of funds managed by Capital Research and Management
Company (other than American Funds Money Market Fund) are valued, and the net asset value per share is determined, as indicated below. The funds follow standard industry practice by typically reflecting changes in their holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from one or more independent pricing vendors, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing vendors base bond prices on, among other things, valuation matrices which may incorporate dealer-supplied valuations, electronic data processing techniques and an evaluation of the yield curve as of approximately 3 p.m. New York time. The funds' investment adviser performs certain checks on these prices prior to calculation of the funds' net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

                             Endowments -- Page 31

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S.
dollars are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the funds' board. Subject to its oversight, the funds' board has delegated the obligation to make fair valuation determinations to a valuation committee established by the funds' investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the funds might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Liabilities, including accruals of taxes and other expense items, are deducted from total assets.

Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

                             Endowments -- Page 32

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances each fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually distributed by each fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although each fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, each fund may determine that it is in the interest of shareholders to distribute a lesser amount.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the funds, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the American Funds, as provided in the prospectus and statement of additional information.

                             Endowments -- Page 33

     DIVIDENDS -- Each fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the funds accrue receivables or liabilities denominated in a foreign currency and the time the funds actually collect such receivables, or pay such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the funds' investment company taxable income to be distributed to its shareholders as ordinary income.

     If the funds invest in stock of certain passive foreign investment companies, the funds may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the funds' holding period for the stock. The distribution or gain so allocated to any taxable year of the funds, other than the taxable year of the excess distribution or disposition, would be taxed to the funds at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the funds' investment company taxable income and, accordingly, would not be taxable to the funds to the extent distributed by the funds as a dividend to its shareholders.

     To avoid such tax and interest, the funds intend to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the funds each year, even though the funds will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the funds that must be distributed to shareholders in order to maintain the qualification of the funds as regulated investment companies and to avoid federal income taxation at the level of the funds.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and

                             Endowments -- Page 34

     amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the funds from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The funds also intend to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the funds.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the funds for reinvestment, requiring federal income taxes to be paid thereon by the funds, the funds intend to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the funds on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION - The majority of the funds' shareholders are nonprofit institutions, and such shareholders are generally exempt from taxation under
Code Section 501(c). Therefore, distributions from the fund and transactions in fund shares should not result in income tax consequences to such shareholders.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                             Endowments -- Page 35

                               PURCHASE OF SHARES

The purchase of shares may be made in cash or in a like value of acceptable securities. Such securities will: (a) be acquired for investment and not for resale; (b) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (c) have a value which is readily ascertainable.

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the funds' "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could be harmful to the funds - for example, short-term trading activity.
When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds
Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

The following services are available in connection with the purchase of the
American Funds.

     STATEMENT OF INTENTION -- If you purchase Growth and Income Portfolio and/or Bond Portfolio, along with shares of the American Funds, by establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding
     American Funds Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new
     Statement will be established.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

                             Endowments -- Page 36

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     CONCURRENT PURCHASES -- As described in the prospectus, you may combine purchases of Growth and Income and/or Bond Portfolio and purchases of all classes of shares of the American Funds to qualify for a reduced Class A sales charge for the American Funds. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of money market funds are excluded.

     RIGHTS OF ACCUMULATION -- You may take into account the current value of your existing holdings in Growth and Income Portfolio and Bond Portfolio, as well as your holdings in any class of shares of the American Funds and the American Funds Target Date Retirement Series to determine your Class A sales charge for the American Funds. Direct purchases of American Funds money market funds are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

                             Endowments -- Page 37

                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent or registered investment adviser.

For redemption requests received after the close of trading on the New York
Stock Exchange, the redemption price will be the net asset value determined as of the close of trading on the next business day of the New York Stock Exchange.
There is no charge to the shareholder for redemption. Payment in cash or in kind is made as soon as reasonably practicable after tender in proper form (as described above), and must, in any event, be made within seven days thereafter.
Either fund may, however, suspend the right of redemption during any period when: (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends or holidays; (b) the
SEC has by order permitted such suspension; or (c) any emergency as determined by the SEC exists, making disposal of portfolio securities or valuation of net assets of the funds not reasonably practicable.

Although they would not normally do so, the funds have the right to pay the redemption price in whole or in part in portfolio securities as selected by the board of trustees, taken at their value as used in determining net asset value for purposes of computing the redemption price. A shareholder that redeems fund shares, and is given by the fund a proportionate amount of the fund's portfolio securities in lieu of cash, may incur transaction charges in the event of a sale of the securities through an intermediary.

You may sell (redeem) shares in your account in any of the following ways:

     THROUGH YOUR REGISTERED INVESTMENT ADVISER

     .    Shares purchased through registered investment advisers must be sold through the advisers (who may impose transaction charges not described in this prospectus).

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     .    Requests must be signed by the registered shareholder(s).

     .    A signature guarantee is required if the redemption is:

          -  over $75,000;

          -  made payable to someone other than the registered shareholder(s); or

          -  sent to an address other than the address of record or an address of record that has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the
          Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer
          Agent reserves the right to require a signature guarantee on any redemptions.

     .    Additional documentation may be required.

                             Endowments -- Page 38

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY

     .    Redemptions by telephone or fax are limited to $75,000 per shareholder each day.

     .    Checks must be made payable to the registered shareholder(s).

     .    Checks must be mailed to an address of record that has been used with the account for at least 10 days.

The funds do not have dealer agreements with, and do not accept redemption orders from,  broker-dealers."

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution, subject to the appropriate sales charge, in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer
Agent.

                             Endowments -- Page 39

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders.  However, certain services and privileges described in the prospectus and this statement of additional information may not be available if your account is held with a registered investment adviser.

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the funds at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the funds, the Transfer Agent or your registered investment adviser.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may cross-reinvest dividends and capital gains (distributions) of Growth and Income Portfolio and/or Bond Portfolio into Class A shares of any American Funds (except Class
529-A shares or shares of American Funds Target Date Retirement Series) at net
asset value, subject to the following conditions:

(a)  The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b)  If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested, and

(c)  If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE -- You may only exchange shares of the funds into Class A shares of the American Funds. Exchange purchases are subject to the minimum investment requirements of the fund purchased and are subject to applicable sales charges on the fund being purchased, unless shares of Growth and Income
Portfolio and/or Bond Portfolio were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

Exchanges to Class 529-A shares may result in significant legal and tax consequences as described in the CollegeAmerica Program Description.  Please consult your financial adviser prior to making such an exchange.

Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Price of shares" above.) THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY
SALES AND PURCHASES.

                             Endowments -- Page 40

AUTOMATIC EXCHANGES -- You may automatically exchange shares of the funds in amounts of $50 or more among Class A shares of any American Funds on any day (or preceding business day if the day falls on a non-business day) of each month you designate.

AUTOMATIC WITHDRAWALS -- You may automatically withdraw shares from the funds.
You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.  However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.

TELEPHONE REDEMPTIONS AND EXCHANGES -- By using the telephone, fax or telegraph redemption and/or exchange options, you agree to hold each fund, the Transfer
Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges.
Generally, all shareholders are automatically eligible to use these options.
However, you may elect to opt out of these options by writing the Transfer Agent
(you may also reinstate them at any time by writing the Transfer Agent). If the
Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

REDEMPTION OF SHARES -- While payment of redemptions normally will be in cash, the Trust's declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other Trust assets under conditions and circumstances determined by the Trust's board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other shareholders of one or more funds in the series.

                             Endowments -- Page 41

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY
10017-2070, as Custodian. If a fund holds securities of issuers outside the
U.S., the Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the
U.S.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid a fee of $718 for services with respect to Growth and Income
Portfolio shares and $585 for services with respect to Bond Portfolio shares for the 2009 fiscal year.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the Trust's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte &
Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the funds' independent registered public accounting firm is reviewed and determined annually by the board of trustees.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as independent legal counsel
("counsel") for the funds and for independent trustees in their capacities as such. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the funds by Paul, Hastings,
Janofsky & Walker LLP.  A determination with respect to the independence of the funds' counsel will be made at least annually by the independent trustees of the funds, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The funds' fiscal year ends on July 31. Shareholders are provided updated summary prospectuses annually and at least semiannually with reports showing the funds' investment portfolio or summary investment portfolio, financial statements and other information. The funds' annual financial statements are audited by the funds'
independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the funds. In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website,

                             Endowments -- Page 42

americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

CODES OF ETHICS -- The funds and Capital Research and Management Company and its affiliated companies, have adopted codes of ethics that allow for personal investments, including securities in which each fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel;
ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against
American Funds Distributors, Inc.. The complaint alleges violations of certain
NASD rules by American Funds Distributors, Inc. with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On
August 30, 2006, a FINRA Hearing Panel ruled against American Funds
Distributors, Inc. and imposed a $5 million fine. On April 30, 2008, FINRA's
National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel.
American Funds Distributors, Inc. has appealed this decision to the Securities and Exchange Commission.

The investment adviser and American Funds Distributors, Inc. believe that the likelihood that this matter could have a material adverse effect on the funds or on the ability of the investment adviser to perform its contract with the funds is remote. In addition, class action lawsuits have been filed in the U.S.
District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

                             Endowments -- Page 43

...

Endowments

Part C
Other Information

Item 23.                                Exhibits for Registration Statement (1940 Act No. 811-01884 and 1933 Act No. 002-34371)

(a)
Certificate of Trust and Trust Instrument – Certificate of Trust and Trust Instrument previously filed (see P/E Amendment No. 46 filed 5/15/98, No. 55 filed 10/1/04, and No. 56 filed 9/29/05) and Trust Instrument Supplement as of 2/23/06 – previously filed (see P/E Amendment No. 57 filed 9/29/06)

(b)	By-laws – By-laws as amended 5/17/05 – previously filed (see P/E Amendment No. 56 filed 9/29/05)

(c)	Instruments Defining Rights of Security Holders – none

(d)	Investment Advisory Contracts – Amended Investment Advisory and Service Agreements as of 7/28/99 – previously filed (see P/E Amendment No. 56 filed 9/29/05)

(e)	Underwriting Contracts – Form of Principal Underwriting Agreement as of 11/16/06 – previously filed (see P/E Amendment No. 58 filed 11/17/06)

(f)	Bonus or Profit Sharing Contracts - none

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 59 filed 9/28/07)

(h)
Other Material Contracts – Amended Shareholder Services Agreement as of 8/31/99 and amended as of 8/1/02 and Form of Indemnification Agreement dated 7/1/04 - previously filed (see P/E Amendment No. 55 filed 10/1/04)

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 47 filed 7/31/98)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm – to be provided by amendment

(k)	Omitted financial statements - none

(l)	Initial capital agreements - not applicable to this filing

(m)	Rule 12b-1 plan - none

(n)	Rule 18f-3 plan - none

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated June 2009; and Code of Ethics for Registrant dated December 2005 – to be provided by amendment

Item 24.                                Persons Controlled by or under Common Control with the Fund

None

Item 25.                                Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article X of the Registrant's Certificate of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions.  In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 26.                                Business and Other Connections of the Investment Adviser

None

Item 27.                                Principal Underwriters

(a)           American Funds Distributors, Inc. is also the Principal Underwriter of shares of:  AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, American Funds Money Market Fund, American Funds Short-Term Tax- Exempt Bond Fund, American Funds Target Date Retirement Series, Inc., The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, International Growth and Income Fund, Inc., The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., Short-Term Bond Fund of America, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc. and Washington Mutual Investors Fund, Inc.

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	David L. Abzug	Vice President	None
IRV	Laurie M. Allen	Senior Vice President	None
LAO	William C. Anderson	Vice President	None
LAO	Robert B. Aprison	Senior Vice President	None
LAO	T. Patrick Bardsley	Regional Vice President	None
LAO	Shakeel A. Barkat	Vice President	None
LAO	Thomas M. Bartow	Senior Vice President	None
IRV	Carl R. Bauer	Vice President	None
LAO	Michelle A. Bergeron	Senior Vice President	None
LAO	J. Walter Best, Jr.	Senior Vice President	None
LAO	Roger J. Bianco, Jr.	Regional Vice President	None
LAO	John A. Blanchard	Senior Vice President	None
LAO	Randall L. Blanchetti	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Regional Vice President	None
LAO	Jonathan W. Botts	Regional Vice President	None
LAO	Bill Brady	Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
IRV	William H. Bryan	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
IRV	J. Peter Burns	Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Regional Vice President	None
SNO	Kathleen D. Campbell	Vice President	None
LAO	Damian F. Carroll	Vice President	None
LAO	James D. Carter	Regional Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Victor C. Cassato	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of AFIG and Dealer Relations	None
LAO	David D. Charlton	Director, Senior Vice President and Director Individual Investor and Advisory Business	None
LAO	Thomas M. Charon	Vice President	None
LAO	Wellington Choi	Vice President	None
LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, President and Chief Executive Officer	None
LAO	Ruth M. Collier	Director, Senior Vice President	None
LAO	Charles H. Cote	Regional Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Regional Vice President	None
LAO	William F. Daugherty	Vice President	None
LAO	Peter J. Deavan	Regional Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	James A. DePerno, Jr.	Senior Vice President	None
LAO	Bruce L. DePriester	Director, Senior Vice President, Treasurer and Controller	None
LAO	Dianne M. Dexter	Assistant Vice President	None
LAO	Thomas J. Dickson	Vice President	None
LAO	Michael A. DiLella	Senior Vice President	None
NYO	Dean M. Dolan	Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Craig A. Duglin	Regional Vice President	None
IND	Lloyd G. Edwards	Senior Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Vice President	None
LAO	John R. Fodor	Director, Executive Vice President	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	David M. Givner	Secretary	None
LAO	Jack E. Goldin	Regional Vice President	None
LAO	Earl C. Gottschalk	Vice President	None
LAO	Jeffrey J. Greiner	Director, Senior Vice President	None
LAO	Eric M. Grey	Vice President	None
NYO	Maura S. Griffin	Assistant Vice President	None
LAO	Christopher M. Guarino	Senior Vice President	None
IRV	Steven Guida	Director, Senior Vice President	None
IRV	Mariellen Hamann	Vice President	None
LAO	Derek S. Hansen	Vice President	None
LAO	Calvin L. Harrelson, III	Vice President	None
LAO	Robert J. Hartig, Jr.	Vice President	None
LAO	Craig W. Hartigan	Regional Vice President	None
LAO	Linda M. Hines	Vice President	None
LAO	Russell K. Holliday	Vice President	None
LAO	Heidi Horwitz-Marcus	Regional Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	Marc Ialeggio	Vice President	None
HRO	Jill Jackson-Chavis	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	Linda Johnson	Vice President	None
GVO-1	Joanna F. Jonsson	Director	None
IRV	Damien M. Jordan	Senior Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Regional Vice President	None
LAO	Ryan C. Kidwell	Regional Vice President	None
LAO	Mark Kistler	Regional Vice President	None
NYO	Dorothy Klock	Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Regional Vice President	None
IRV	Laura Lavery	Vice President	None
LAO	R. Andrew LeBlanc	Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	T. Blake Liberty	Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Vice President	None
HRO	Maria M. Lockard	Assistant Vice President	None
LAO	Brendan T. Mahoney	Vice President	None
LAO	Nathan G. Mains	Regional Vice President	None
LAO	Stephen A. Malbasa	Director, Senior Vice President and Director of Retirement Plan Business	None
LAO	Paul R. Mayeda	Assistant Vice President	None
LAO	Eleanor P. Maynard	Vice President	None
LAO	Joseph A. McCreesh, III	Regional Vice President	None
LAO	Will McKenna	Vice President	None
SNO	John V. McLaughlin	Senior Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	Daniel P. Melehan	Regional Vice President	None
LAO	William T. Mills	Regional Vice President	None
LAO	James R. Mitchell III	Regional Vice President	None
LAO	Charles L. Mitsakos	Regional Vice President	None
LAO	Monty L. Moncrief	Vice President	None
LAO	David H. Morrison	Regional Vice President	None
LAO	Andrew J. Moscardini	Vice President	None
LAO	Brian D. Munson	Regional Vice President	None
LAO	Jon Christian Nicolazzo	Regional Vice President	None
LAO	Jack Nitowitz	Assistant Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Vice President	None
LAO	Jonathan H. O’Flynn	Regional Vice President	None
LAO	Eric P. Olson	Senior Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Regional Vice President	None
LAO	Shawn M. O’Sullivan	Regional Vice President	None
LAO	Michael W. Pak	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	Samuel W. Perry	Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	John Pinto	Vice President	None
LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Regional Vice President	None
LAO	Julie K. Prather	Vice President	None
SNO	Richard P. Prior	Vice President	None
LAO	Steven J. Quagrello	Regional Vice President	None
LAO	Mike Quinn	Vice President	None
LAO	James P. Rayburn	Regional Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Steven J. Reitman	Senior Vice President	None
LAO	Jeffrey Robinson	Regional Vice President	None
LAO	Suzette M. Rothberg	Regional Vice President	None
LAO	James F. Rothenberg	Non-Executive Chairman and Director	None
LAO	Romolo D. Rottura	Vice President	None
LAO	William M. Ryan	Regional Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President, Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Vice President	None
HRO	Diane Sawyer	Senior Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	Shane D. Schofield	Vice President	None
LAO	David L. Schroeder	Assistant Vice President	None
LAO	Mark A. Seaman	Vice President	None
SNO	Sherrie L. Senft	Vice President	None
LAO	James J. Sewell III	Regional Vice President	None
LAO	Arthur M. Sgroi	Vice President	None
LAO	Steven D. Shackelford	Regional Vice President	None
LAO	R. Michael Shanahan	Director	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Daniel S. Shore	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Regional Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO-W	John H. Smet	Director	President
SNO	Stacy D. Smolka	Assistant Vice President	None
LAO	J. Eric Snively	Regional Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Nicholas D. Spadaccini	Senior Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Vice President	None
LAO	Michael P. Stern	Regional Vice President	None
LAO	Brad Stillwagon	Vice President	None
LAO	Craig R. Strauser	Senior Vice President	None
LAO	Libby J. Syth	Vice President	None
LAO	Drew W. Taylor	Senior Vice President	None
LAO	Larry I. Thatt	Assistant Vice President	None
LAO	Gary J. Thoma	Vice President	None
LAO	Cynthia M. Thompson	Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	John B. Thomas	Regional Vice President	None
LAO	Mark R. Threlfall	Regional Vice President	None
LAO	David Tippets	Regional Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammel	Regional Vice President	None
IND	Christopher E. Trede	Vice President	None
LAO	Scott W. Ursin-Smith	Director, Senior Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Regional Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	Gregory J. Weimer	Senior Vice President	None
SFO	Gregory W. Wendt	Director	None
LAO	George J. Wenzel	Vice President	None
LAO	Jason M. Weybrecht	Regional Vice President	None
LAO	Brian E. Whalen	Vice President	None
LAO	William C. Whittington	Regional Vice President	None
LAO	N. Dexter Williams, Jr.	Senior Vice President	None
LAO	Alan J. Wilson	Director	None
LAO	Andrew L. Wilson	Vice President	None
LAO	Steven C. Wilson	Regional Vice President	None
LAO	Timothy J. Wilson	Director, Senior Vice President	None
LAO	Kurt A. Wuestenberg	Vice President	None
LAO	William R. Yost	Senior Vice President	None
LAO	Jason P. Young	Vice President	None
LAO	Jonathan A. Young	Regional Vice President	None

__________
DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)	None

Item 28.                                Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, 6455 Irvine Center Drive, Irvine, California 92618, and/or 5300 Robin Hood Road, Norfolk, Virginia 23513; and/or the offices of the Registrant, One Market, Steuart Tower (Suite 1800), San Francisco, California 94105.

Registrant's records covering shareholder accounts are maintained and kept by the Trust's transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 10001 North 92nd Street, Suite 100, Scottsdale, Arizona 85258; 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA  23513.

Registrant's records covering portfolio transactions are also maintained and kept by the Trust's custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.

Item 29.                                Management Services

None

Item 30.                                Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this amended registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of San Francisco, and State of California on the 17th day of July, 2009.

ENDOWMENTS

By: /s/ Patrick F. Quan
(Patrick F. Quan, Vice President and Secretary)

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below on July 17, 2009 by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Robert G. O'Donnell	Vice Chairman of the Board
(Robert G. O’Donnell)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Dori Laskin	Treasurer
(Dori Laskin)

(3)	Trustees:
	Ronald P. Badie*	Trustee
	Robert J. Denison*	Chairman of the Board (Independent and Non-Executive)
	Robert C. Hansen*	Trustee
	John E. Kobara*	Trustee
	Steven D. Lavine*	Trustee
	Patricia A. McBride*	Trustee
	Thomas E. Terry*	Trustee
	Robert C. Ziebarth*	Trustee
By: /s/ Patrick F. Quan
(Patrick F. Quan, pursuant to a power of attorney filed herewith)

POWER OF ATTORNEY

I, Ronald P. Badie, the undersigned Board member of the following registered investment companies(collectively, the “Funds”):

-	Endowments (File No. 002-34371, File No. 811-01884)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Dori Laskin Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Flintridge, CA, this 25th day of August, 2008.
  (City, State)

/s/ Ronald P. Badie
Ronald P. Badie, Board member

POWER OF ATTORNEY

I, Robert J. Denison, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	Capital Income Builder, Inc. (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Endowments (File No. 002-34371, File No. 811-01884)
-	Fundamental Investors, Inc. (File No. 002-10760, File No. 811-00032)
-	The Growth Fund of America, Inc. (File No. 002-14728, File No. 811-00862)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Dori Laskin Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Santa Fe, NM, this 8th day of August, 2008.
 (City, State)

/s/ Robert J. Denison
Robert J. Denison, Board member

POWER OF ATTORNEY

I, Robert C. Hansen, the undersigned Board member of the following registered investment company:

-	Endowments (File No. 002-34371, File No. 811-01884)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Dori Laskin

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Lafayette, CA, this 29th day of April, 2009.
  (City, State)

/s/ Robert C. Hansen
Robert C. Hansen, Board member

POWER OF ATTORNEY

I, John E. Kobara, the undersigned Board member of the following registered investment company:

-	Endowments (File No. 002-34371, File No. 811-01884)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Dori Laskin

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at South Pasadena, CA, this 10th day of August, 2008.
       (City, State)

/s/ John E. Kobara
John E. Kobara, Board member

POWER OF ATTORNEY

I, Steven D. Lavine, the undersigned Board member of the following registered investment company:

-	Endowments (File No. 002-34371, File No. 811-01884)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Dori Laskin

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Encino, CA, this 7th day of August, 2008.
(City, State)

/s/ Steven D. Lavine
Steven D. Lavine, Board member

POWER OF ATTORNEY

I, Patricia A. McBride, the undersigned Board member of the following registered investment company:

-	Endowments (File No. 002-34371, File No. 811-01884)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Dori Laskin

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Dallas, TX, this 7th day of August, 2008.
(City, State)

/s/ Patricia A. McBride
Patricia A. McBride, Board member

POWER OF ATTORNEY

I, Thomas E. Terry, the undersigned Board member of the following registered investment company:

-	Endowments (File No. 002-34371, File No. 811-01884)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Dori Laskin

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Madison, WI, this 8th day of August, 2008.
 (City, State)

/s/ Thomas E. Terry
Thomas E. Terry, Board member

POWER OF ATTORNEY

I, Robert C. Ziebarth, the undersigned Board member of the following registered investment company:

-	Endowments (File No. 002-34371, File No. 811-01884)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Fund and do hereby constitute and appoint

Vincent P. Corti Chad L. Norton Patrick F. Quan Kimberly S. Verdick Steven I. Koszalka Tanya Schneider Courtney R. Taylor	Dori Laskin

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Fund on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Ketchum, ID, this 7th day of August, 2008.
 (City, State)

/s/ Robert C. Ziebarth
Robert C. Ziebarth, Board member